Loan Payable - Schedule of Disaggregation of Interest Expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregation of Interest Expense [Abstract]
Contractual interest expense	$ 1,136,606		$ 3,459,439	$ 561,095
Debt discount amortization	448,413		753,904	49,433
Debt issuance cost amortization	271,960		1,042,141	42,901
Finance costs and other			14,920
Total	$ 1,856,979	$ 1,136,300	$ 5,270,404	$ 653,429